MBS Securities Terms of MBS Securities (Details) - Trust Portfolio--MBS Bonds [Member] - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	May 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Principal Outstanding		$ 14,765,000	$ 14,765,000	$ 3,700,000	$ 3,700,000
Debt, Weighted Average Interest Rate		1.10%	1.10%
Standard & Poor's, AAA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	“AAA”	“AAA”
Principal Outstanding		$ 5,000,000	$ 5,000,000
Debt Instrument, Weighted Average Maturity Date		Jul. 01, 2032	Jul. 01, 2032
Debt, Weighted Average Interest Rate		4.60%	4.60%
Standard & Poor's, AA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	“AA”	“AA”
Principal Outstanding		$ 9,765,000	$ 9,765,000
Debt Instrument, Weighted Average Maturity Date		Jul. 09, 2036	Jul. 09, 2036
Debt, Weighted Average Interest Rate		4.20%	4.20%

[1]	MBS Securities are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.